Condensed Parent Company Information - Schedule of Condensed Statements of Operations and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Interest income, net	¥ 6,006	$ 876	¥ 16,200	¥ 7,235
Realized gain (loss) in investments	3,938	574	(3,062)	3,207
Unrealized holding gain in investments	2,438	356	2,022	3,910
Other income (expenses), net	381	55	(739)	(1,434)
Total income before provision of income taxes	29,726	4,333	95	3,876
Net (loss) income attributable to Four Seasons Education (Cayman) Inc.	30,787	4,487	801	4,961
Foreign currency translation adjustments	(13,498)	(1,968)	3,768	9,347
Comprehensive income attributable to Four Seasons Education (Cayman) Inc.	17,289	2,519	4,569	14,308
Four Seasons Education (Cayman) Inc.
Condensed Income Statements, Captions [Line Items]
Operating expenses	(4,822)	(703)	(2,209)	(6,085)
Interest income, net	7,535	1,099	15,712	6,518
Realized gain (loss) in investments	3,938	574	(3,062)	3,207
Unrealized holding gain in investments	2,438	356	2,022	3,910
Other income (expenses), net	(15)	(2)	62	8
(Loss) income from investments in subsidiaries, VIEs and VIEs' subsidiaries	21,713	3,163	(11,724)	(2,597)
Total income before provision of income taxes	30,787	4,487	801	4,961
Net (loss) income attributable to Four Seasons Education (Cayman) Inc.	30,787	4,487	801	4,961
Foreign currency translation adjustments	(13,498)	(1,968)	3,768	9,347
Comprehensive income attributable to Four Seasons Education (Cayman) Inc.	¥ 17,289	$ 2,519	¥ 4,569	¥ 14,308